Operating Lease Right-Of-Use (Rou) Assets and Operating Lease Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of right-of-use asset
	September 30, 2021	December 31, 2020
Office leases right of use assets	$253,433	$74,296
Less: accumulated amortization	(7,881)	(52,524)
Balance of ROU assets	$245,552	$21,772

	December 31, 2020	December 31, 2019
Office leases right of use assets	$74,296	$74,296
Less: accumulated amortization	(52,524)	(4,488)
Balance of ROU assets	$21,772	$69,808

Schedule of operating lease liabilities related to the ROU assets
	September 30, 2021	December 31, 2020
Lease liabilities related to office leases right of use assets	$245,552	$22,216
Less: current portion of lease liabilities	(39,879)	(22,216)
Lease liabilities – long-term	$205,673	$-

	December 31, 2020	December 31, 2019
Lease liabilities related to office leases right of use assets	$22,216	$69,852
Less: current portion of lease liabilities	(22,216)	(47,636))
Lease liabilities – long-term	$-	$22,216

Schedule of future minimum base lease payments due under non-cancelable operating leases
September 30,	Amount
2022	$67,200
2023	67,200
2024	67,200
2025	67,200
2026	56,000
Total minimum non-cancelable operating lease payments	324,800
Less: discount to fair value	(79,248)
Total lease liability on September 30, 2021	$245,552

Year ended December 31,	Amount
2021	$22,885
Total minimum non-cancelable operating lease payments	22,885
Less: discount to fair value	(669)
Total lease liability on December 31, 2020	$22,216